Derivative Financial Instruments - Detailed Information About Fair Value Adjustment And Activities In Traded Warrant Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Beginning balance	$ 56,146
Ending balance	90,573	$ 56,146
Traded and Non-traded warrants [member]
Statements [Line Items]
Beginning balance	56,146	18,861
Issued in Leagold Acquisition	8,543
Warrants exercised	(43,885)	(868)
Change in fair value	29,862	38,153
Ending balance	$ 50,666	$ 56,146